Shareholder Report, Holdings (Details) - Capital Group Global Growth Equity ETF	May 31, 2026
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.62%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.31%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%